SUPPLEMENT TO
PROSPECTUS SUPPLEMENT DATED APRIL 26, 2002
(TO PROSPECTUS DATED JANUARY 16, 2002)

                                 $756,322,045
                                 (Approximate)


                                  CWMBS, INC.
                                   Depositor


                                  [CHL LOGO]
                          Seller and Master Servicer


                    CHL MORTGAGE PASS-THROUGH TRUST 2002-J2
                                    Issuer


              Mortgage Pass-Through Certificates, Series 2002-J2
Distributions are payable on the 25th day of each month, beginning in May 2002

                                ______________

         The Prospectus Supplement dated April 26, 2002 to the Prospectus dated January 26, 2002 with respect to the above captioned series of certificates is hereby amended by deleting the fourth paragraph under the heading "Description of the Certificates--Allocation of Losses" on page S-51 in its entirety and replacing it with the following paragraph:

                           On each Distribution Date, the applicable Non-PO
                  Percentage of any Realized Loss, other than any Excess Loss, will be allocated first to the subordinated certificates, in the reverse order of their numerical class designations (beginning with the class of subordinated certificates then outstanding with the highest numerical class designation), in each case until the Class Certificate Balance of the respective class of certificates has been reduced to zero, and then to the senior certificates of the related senior certificate group (other than the related Notional Amount Certificates and the related Class PO Component), pro rata, based upon their respective Class Certificate Balance or, with respect to the Class 1-A-10 Certificates, on the basis of the lesser of its Class Certificate Balance and its original Class Certificate Balance, except that the applicable Non-PO Percentage of any Realized Losses on the group 1 mortgage loans that would otherwise be allocated to the Class 1-A-1 Certificates will instead be allocated to the Class 1-A-7 Certificates, until its Class Certificate Balance is reduced to zero and any Realized Losses on the group 1 mortgage loans that would otherwise be allocated to the Class 1-A-9 Certificates will instead be allocated to the Class 1-A-5 Certificates, until its Class Certificate Balance is reduced to zero.

                      Countrywide Securities Corporation

                 The date of this supplement is July 16, 2002